1. The Company (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 05, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss		$ (7,300,458)	$ (3,595,132)
Accumulated deficit		(153,233,595)	(145,933,137)
Working capital (deficit)		$ (400,000)	$ 3,900,000
Subsequent Event [Member]
Proceeds from stock offering	$ 2,700,000